UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2011
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            02/14/2012
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       81

Form 13f Information Table Value Total:                 22123082
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   231999  4125900 SH       Sole                  3303900            822000
                                                            373929  6650000 SH       Defined 01            6650000
Aon Corporation                COM              037389103   585279 12505970 SH       Sole                 10101970           2404000
                                                            488724 10442812 SH       Defined 01           10442812
Bank of New York Mellon Corpor COM              064058100   495082 24865985 SH       Sole                 20618785           4247200
                                                            355989 17879895 SH       Defined 01           17879895
Berkshire Hathaway Inc. Class  COM              084670702     9782   128200 SH       Sole                   128200
CEMEX S.A.B. de C.V. ADR       COM              151290889   586272 108770397 SH      Sole                 88017370          20753027
                                                            356896 66214507 SH       Defined 01           66214507
Chesapeake Energy Corporation  COM              165167107  1336953 59979948 SH       Sole                 50337276           9642672
                                                            610982 27410576 SH       Defined 01           27410576
Dell Inc.                      COM              24702R101  1574454 107618203 SH      Sole                 89826965          17791238
                                                            494553 33804000 SH       Defined 01           33804000
Dillard's Inc.                 COM              254067101     1481    33000 SH       Sole                                      33000
                                                            123617  2754400 SH       Defined 01            2754400
DineEquity Inc                 COM              254423106     5335   126400 SH       Sole                    78000             48400
                                                            125706  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101   880327 20587633 SH       Sole                 16671033           3916600
                                                            456170 10668141 SH       Defined 01           10668141
Everest Re Group Ltd.          COM              G3223R108   311880  3708883 SH       Sole                  2837400            871483
                                                            112260  1335000 SH       Defined 01            1335000
FedEx Corporation              COM              31428X106   585981  7016891 SH       Sole                  5885391           1131500
                                                            394418  4723000 SH       Defined 01            4723000
Franklin Resources Inc.        COM              354613101    42901   446606 SH       Sole                   256800            189806
                                                             62515   650787 SH       Defined 01             650787
Ingersoll-Rand PLC             COM              G47791101    40394  1325700 SH       Sole                  1325700
                                                             81468  2673711 SH       Defined 01            2673711
InterContinental Hotels Group  COM              45857P301   332915 18505533 SH       Sole                 16326433           2179100
                                                             23949  1331245 SH       Defined 01            1331245
Lamar Advertising Company      COM              512815101    30814  1120500 SH       Sole                  1035500             85000
                                                            193187  7025000 SH       Defined 01            7025000
Level 3 Communications Inc.    COM              52729N308   432904 25479938 SH       Sole                 22159685           3320253
                                                            246919 14533169 SH       Defined 01           14533169
Liberty Interactive Corporatio COM              53071M104   524370 32338605 SH       Sole                 25889636           6448969
                                                            347509 21431321 SH       Defined 01           21431321
Loews Corporation              COM              540424108   895444 23783365 SH       Sole                 19588365           4195000
                                                            521565 13853000 SH       Defined 01           13853000
Madison Square Garden Company  COM              55826P100     2048    71500 SH       Sole                                      71500
                                                            168100  5869400 SH       Defined 01            5869400
Markel Corporation             COM              570535104   127100   306508 SH       Sole                   234735             71773
                                                            145815   351642 SH       Defined 01             351642
Martin Marietta Materials Inc. COM              573284106   302543  4011970 SH       Sole                  3460170            551800
                                                            148633  1971000 SH       Defined 01            1971000
Murphy Oil Corporation         COM              626717102    13172   236315 SH       Sole                   236315
Potlatch Corporation           COM              737630103     1187    38142 SH       Sole                                      38142
                                                             83653  2688952 SH       Defined 01            2688952
Quicksilver Resources Inc.     COM              74837R104     1456   217000 SH       Sole                                     217000
                                                            116372 17343000 SH       Defined 01           17343000
Royal Philips Electronics ADR  COM              500472303   429508 20501599 SH       Sole                 16890799           3610800
                                                             68042  3247831 SH       Defined 01            3247831
Saks Incorporated              COM              79377W108    34232  3511000 SH       Sole                  3356000            155000
                                                            139464 14304000 SH       Defined 01           14304000
Scripps Networks Interactive   COM              811065101     1739    41000 SH       Sole                                      41000
                                                            143931  3393000 SH       Defined 01            3393000
Service Corporation Internatio COM              817565104   151278 14204484 SH       Sole                 11099584           3104900
                                                            185859 17451523 SH       Defined 01           17451523
Texas Industries Inc.          COM              882491103    21017   682800 SH       Sole                   619300             63500
                                                            231181  7510757 SH       Defined 01            7510757
The Travelers Companies Inc.   COM              89417E109   620279 10483000 SH       Sole                  9222000           1261000
                                                            449006  7588400 SH       Defined 01            7588400
The Washington Post Company    COM              939640108    26790    71096 SH       Sole                    66910              4186
                                                            108898   289000 SH       Defined 01             289000
tw telecom inc.                COM              87311L104   314092 16207029 SH       Sole                 13850252           2356777
                                                            216089 11150100 SH       Defined 01           11150100
Vail Resorts Inc.              COM              91879Q109     1567    37000 SH       Sole                                      37000
                                                            140508  3317000 SH       Defined 01            3317000
Vodafone Group Plc ADR         COM              92857W209    90423  3225919 SH       Sole                  2715919            510000
                                                             46116  1645235 SH       Defined 01            1645235
Vulcan Materials Company       COM              929160109    80784  2052968 SH       Sole                  1534868            518100
                                                            421207 10704110 SH       Defined 01           10704110
Walt Disney Company            COM              254687106   821295 21901188 SH       Sole                 17905888           3995300
                                                            420825 11222000 SH       Defined 01           11222000
Wendy's Company                COM              95058W100    34642  6463000 SH       Sole                  6463000
                                                            149314 27857000 SH       Defined 01           27857000
Willis Group Holdings PLC      COM              G96666105   176470  4548200 SH       Sole                  3620200            928000
                                                            315172  8123000 SH       Defined 01            8123000
Yum! Brands Inc.               COM              988498101   502606  8517300 SH       Sole                  6860700           1656600
                                                            265543  4499960 SH       Defined 01            4499960
Cemex Convertible Bond 4.875 3 CONV             151290AV5     4931  7500000 PRN      Sole                  7500000
Level 3 Communications Inc. Co CONV             52729NBM1   115697 100062000 PRN     Defined 01          100062000
Level 3 Communications Inc. Co CONV             52729NBR0     9578  8000000 PRN      Sole                  8000000